Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Interest received	£ 17,194	£ 18,748	£ 34,061
Interest paid	8,063	9,577	23,186
Dividends received	20	37	76
Balances with banks and other regulatory authorities	£ 4,750	£ 3,392	£ 4,893